Pay vs Performance Disclosure - USD ($)	1 Months Ended	2 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Dec. 28, 2024	Feb. 14, 2021	Dec. 25, 2021	Nov. 30, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for Robert H. Swan ($)	CAP to Robert H. Swan ($)	SCT Total for Patrick P. Gelsinger ($)	CAP to Patrick P. Gelsinger ($)	SCT Total for Michelle Johnston Holthaus ($)	CAP to Michelle Johnston Holthaus ($)	SCT Total for David A. Zinsner ($)	CAP to David A. Zinsner ($)	Average SCT Total for Non-PEO NEOs ($)	Average CAP to Non- PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in billions) ($)	Revenue (Non- GAAP) (in billions) ($)
											TSR ($)	Peer Group TSR ($)
2024	N/A	N/A	27,429,900	(82,216,617)	12,626,000	(13,792,850)	12,343,100	(14,258,138)	10,214,333	(2,842,898)	38.30	305.54	(18.8)	53.1
2023	N/A	N/A	16,855,400	82,484,119	N/A	N/A	N/A	N/A	8,815,275	23,524,978	93.55	218.92	1.7	54.2
2022	N/A	N/A	11,614,700	(78,501,522)	N/A	N/A	N/A	N/A	12,812,380	5,207,059	48.06	138.70	8.0	63.1
2021	605,300	(26,428,474)	178,590,400	124,177,488	N/A	N/A	N/A	N/A	10,538,800	2,003,497	89.75	192.25	19.9	74.7
2020	22,389,500	(41,412,608)	N/A	N/A	N/A	N/A	N/A	N/A	10,896,140	(10,755,073)	80.28	142.28	20.9	72.9

Company Selected Measure Name					Revenue (Non-GAAP)
Named Executive Officers, Footnote
NEOs. The following table shows the PEO(s) and Non-PEO NEOs for each of 2024, 2023, 2022, 2021, and 2020.

	PEO	Non-PEO NEOs
2024	Patrick P. Gelsinger; Michelle Johnston Holthaus; David A. Zinsner†	Christoph Schell, Justin Hotard, and April Miller Boise
2023	Patrick P. Gelsinger	Michelle Johnston Holthaus, Sandra L. Rivera, David A. Zinsner, and Christoph Schell
2022	Patrick P. Gelsinger	Michelle Johnston Holthaus, Sandra L. Rivera, David A. Zinsner, Christoph Schell, and George S. Davis
2021	Robert H. Swan; Patrick P. Gelsinger††	Sandra L. Rivera, Steven R. Rodgers, George S. Davis, Gregory M. Bryant, and Navin Shenoy
2020	Robert H. Swan	George S. Davis, Navin Shenoy, Steven R. Rodgers, Gregory M. Bryant, and Venkata Renduchintala
†    Mr. Gelsinger ceased being Intel’s CEO effective as of December 1, 2024, and Ms. Johnston Holthaus and Mr. Zinsner served as Intel’s Interim Co- CEOs effective December 1, 2024 through March 18, 2025.
†† Mr. Swan ceased being Intel’s CEO effective as of February 15, 2021, and Mr. Gelsinger was appointed Intel’s CEO effective as of February 15, 2021.

Peer Group Issuers, Footnote					TSR. Pursuant to the SEC rules, company TSR and Peer Group TSR is determined based on the value of an initial fixed investment of $100 on December 27, 2019, the last trading day prior to the commencement of fiscal year 2020, through the end of the listed year. The Peer Group TSR set forth in this table utilizes the S&P 500 IT Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K under the Exchange Act, and included in our 2024 Annual Report on Form 10-K.
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid Calculations. The following table shows the adjustments made to the Summary Compensation Table total compensation to calculate “compensation actually paid” to each of our PEOs for 2024, Messrs. Gelsinger and Zinsner and Ms. Johnston Holthaus, and the average “compensation actually paid” to our Non-PEO NEOs for 2024.

	Patrick P. Gelsinger ($)	Michelle Johnston Holthaus ($)	David A. Zinsner ($)	Average for Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	27,429,900	12,626,000	12,343,100	10,214,333
Minus, the amounts reported as “Stock Awards” in the SCT	24,625,700	11,018,800	10,728,800	8,264,200
Plus, the fair value as of 2024 fiscal year end of equity awards granted in 2024 and unvested as of year end	—	3,566,289	3,192,667	3,347,147
Plus, the change in fair value as of 2024 fiscal year end (from 2023 fiscal year end ) of outstanding and unvested equity awards granted in a prior year	—	(15,298,542)	(17,164,064)	(7,242,589)
Plus, the change in fair value as of the vesting date (from 2023 fiscal year end ) of equity awards granted in a prior year that vested during 2024	(1,775,113)	(3,667,797)	(1,901,041)	(897,589)
Minus, the fair value as of 2023 fiscal year end of awards that were forfeited during 2024	83,245,704	—	—	—
Equals Compensation Actually Paid (CAP)*	(82,216,617)	(13,792,850)	(14,258,138)	(2,842,898)
*    No adjustments were made to CAP for defined benefit and actuarial pension plans because there was no change in pension value reported in the SCT for any of the NEOs in 2024, and the pension plan benefit that certain NEOs participated in was frozen effective in January 2020, so there is no ongoing service cost.

Non-PEO NEO Average Total Compensation Amount					$ 10,214,333	$ 8,815,275	$ 12,812,380	$ 10,538,800	$ 10,896,140
Non-PEO NEO Average Compensation Actually Paid Amount					$ (2,842,898)	23,524,978	5,207,059	2,003,497	(10,755,073)
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid Calculations. The following table shows the adjustments made to the Summary Compensation Table total compensation to calculate “compensation actually paid” to each of our PEOs for 2024, Messrs. Gelsinger and Zinsner and Ms. Johnston Holthaus, and the average “compensation actually paid” to our Non-PEO NEOs for 2024.

	Patrick P. Gelsinger ($)	Michelle Johnston Holthaus ($)	David A. Zinsner ($)	Average for Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	27,429,900	12,626,000	12,343,100	10,214,333
Minus, the amounts reported as “Stock Awards” in the SCT	24,625,700	11,018,800	10,728,800	8,264,200
Plus, the fair value as of 2024 fiscal year end of equity awards granted in 2024 and unvested as of year end	—	3,566,289	3,192,667	3,347,147
Plus, the change in fair value as of 2024 fiscal year end (from 2023 fiscal year end ) of outstanding and unvested equity awards granted in a prior year	—	(15,298,542)	(17,164,064)	(7,242,589)
Plus, the change in fair value as of the vesting date (from 2023 fiscal year end ) of equity awards granted in a prior year that vested during 2024	(1,775,113)	(3,667,797)	(1,901,041)	(897,589)
Minus, the fair value as of 2023 fiscal year end of awards that were forfeited during 2024	83,245,704	—	—	—
Equals Compensation Actually Paid (CAP)*	(82,216,617)	(13,792,850)	(14,258,138)	(2,842,898)
*    No adjustments were made to CAP for defined benefit and actuarial pension plans because there was no change in pension value reported in the SCT for any of the NEOs in 2024, and the pension plan benefit that certain NEOs participated in was frozen effective in January 2020, so there is no ongoing service cost.

Compensation Actually Paid vs. Total Shareholder Return
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our TSR, our Peer Group TSR, our net income, and our revenue.
Compensation Actually Paid vs. Intel TSR and S&P 500 IT Index TSR

Holthaus CAP ($M)	Zinsner CAP ($M)	Gelsinger CAP ($M)	Swan CAP ($M)
Avg NEO CAP ($M)	INTC TSR	S&P 500 IT Index TSR

Compensation Actually Paid vs. Net Income
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our TSR, our Peer Group TSR, our net income, and our revenue.
Compensation Actually Paid vs. Net Income and Revenue (Non-GAAP)

Holthaus CAP ($M)	Zinsner CAP ($M)	Gelsinger CAP ($M)	Swan CAP ($M)
Avg NEO CAP ($M)	Net Income ($B)	Non-GAAP Revenue ($B)

Compensation Actually Paid vs. Company Selected Measure
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our TSR, our Peer Group TSR, our net income, and our revenue.
Compensation Actually Paid vs. Net Income and Revenue (Non-GAAP)

Holthaus CAP ($M)	Zinsner CAP ($M)	Gelsinger CAP ($M)	Swan CAP ($M)
Avg NEO CAP ($M)	Net Income ($B)	Non-GAAP Revenue ($B)

Total Shareholder Return Vs Peer Group
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our TSR, our Peer Group TSR, our net income, and our revenue.
Compensation Actually Paid vs. Intel TSR and S&P 500 IT Index TSR

Holthaus CAP ($M)	Zinsner CAP ($M)	Gelsinger CAP ($M)	Swan CAP ($M)
Avg NEO CAP ($M)	INTC TSR	S&P 500 IT Index TSR

Tabular List, Table

Three Most Important Performance Measures
Revenue (Non-GAAP)
Gross Margin Percentage (Non-GAAP)
Cash Flow from Operations

Total Shareholder Return Amount					$ 38.30	93.55	48.06	89.75	80.28
Peer Group Total Shareholder Return Amount					305.54	218.92	138.70	192.25	142.28
Net Income (Loss)					$ (18,800,000,000)	$ 1,700,000,000	$ 8,000,000,000.0	$ 19,900,000,000	$ 20,900,000,000
Company Selected Measure Amount					53,100,000,000	54,200,000,000	63,100,000,000	74,700,000,000	72,900,000,000
PEO Name		Mr. Swan	Mr. Gelsinger	Mr. Gelsinger		Mr. Gelsinger	Mr. Gelsinger		Mr. Swan
Additional 402(v) Disclosure					Compensation Actually Paid. The dollar amounts reported represent the “compensation actually paid,” as calculated in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our executives during the applicable year. In accordance with SEC rules, certain adjustments were made to the Summary Compensation Table total compensation to determine the amount of “compensation actually paid,” including adding (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (see beginning on page 63 for additional information on assumption methodologies).
Measure:: 1
Pay vs Performance Disclosure
Name					Revenue (Non-GAAP)
Non-GAAP Measure Description
Company Selected Measure. Revenue (Non-GAAP) is the financial measure that was determined to be the most important financial performance measure linking “compensation actually paid” to our NEOs to company performance for 2024 and therefore was selected as the 2024 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K under the Exchange Act. For 2024, 2023 and 2022, revenue (non-GAAP) is the same as the company’s reported consolidated GAAP revenue (i.e., no adjustments to GAAP revenue were made in 2024, 2023 and 2022). For 2021 and 2020, revenue (non-GAAP) is the company’s reported consolidated GAAP revenue after adjustment for revenue during those periods from the NAND memory business we agreed to sell to SK hynix.

Measure:: 2
Pay vs Performance Disclosure
Name					Gross Margin Percentage (Non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name					Cash Flow from Operations
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (8,264,200)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,347,147
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(7,242,589)
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(897,589)
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Gelsinger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					27,429,900	$ 16,855,400	$ 11,614,700	$ 178,590,400
PEO Actually Paid Compensation Amount					(82,216,617)	$ 82,484,119	$ (78,501,522)	124,177,488
Gelsinger [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(24,625,700)
Gelsinger [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Gelsinger [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Gelsinger [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,775,113)
Gelsinger [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(83,245,704)
Holthaus [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					12,626,000
PEO Actually Paid Compensation Amount					(13,792,850)
PEO Name	Ms. Johnston Holthaus
Holthaus [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(11,018,800)
Holthaus [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,566,289
Holthaus [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(15,298,542)
Holthaus [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,667,797)
Holthaus [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Zinsner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					12,343,100
PEO Actually Paid Compensation Amount					(14,258,138)
PEO Name	Mr. Zinsner
Zinsner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,728,800)
Zinsner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,192,667
Zinsner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(17,164,064)
Zinsner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,901,041)
Zinsner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0
Swan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								605,300	$ 22,389,500
PEO Actually Paid Compensation Amount								$ (26,428,474)	$ (41,412,608)